Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	Useful Life	March 31, 2021	December 31, 2020
Land		$2,300,564	$535,954
Land improvements	25 years	31,078,211	31,078,211
Building and improvements	15 to 39 years	157,913,580	158,020,145
Equipment	5 to 10 years	2,520,532	2,165,882
Property and equipment, gross		193,812,887	191,800,192

Less: accumulated depreciation		(40,365,366)	(37,444,429)
Property and equipment, net		$153,447,521	$154,355,763

Project development costs		$116,017,357	$107,969,139

	Useful Life	December 31, 2020	December 31, 2019
Land		$535,954	$278,556
Land improvements	25 years	31,078,211	31,078,211
Building and improvements	15 to 39 years	158,020,145	128,599,831
Equipment	5 to 10 years	2,165,882	1,313,488
Property and equipment, gross		191,800,192	161,270,086

Less: accumulated depreciation		(37,444,429)	(26,359,199)
Property and equipment, net		$154,355,763	$134,910,887

Project development costs		$107,969,139	$88,587,699